CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Net Income	$ 9,429	$ 9,172	$ 102,338	$ 101,342	$ 65,470
Cash Flows from Operating Activities
Depreciation	34,733	30,811	126,520	118,076	110,931
Amortization Expense	5,562	7,099	28,567	31,294	39,493
Amortization of Deferred Debt-Related Costs included in Interest Expense	716	635	2,626	2,452	2,227
Provision for Springerville Unit 1-Third-Party Owners Unrealized Revenue	5,521	0
Use of Renewable Energy Credits for Compliance	7,210	4,844	17,818	15,990	5,071
Deferred Income Taxes	4,339	5,337	62,609	59,199	45,232
Pension and Retiree Expense	4,647	3,412	13,648	19,878	19,289
Pension and Retiree Funding	(2,624)	(1,657)	(14,388)	(27,636)	(25,899)
Share-Based Compensation Expense	656	792	5,010	2,709	2,029
Allowance for Equity Funds Used During Construction	(343)	(1,721)	(6,677)	(4,526)	(2,840)
LFCR Revenue	(3,000)	(5,000)	(11,327)	(2,171)	0
LFCR and DSM Revenues	(5,461)	(6,226)
Increase (Decrease) to Reflect PPFAC Recovery	3,249	(1,730)	(11,194)	(12,458)	31,113
Fortis Acquisition Direct Customer Benefit			18,870	0	0
PPFAC Reduction-2013 TEP Rate Order			0	3,000	0
Changes in Assets and Liabilities which Provided (Used) Cash Exclusive of Changes Shown Separately[Abstract]
Accounts Receivable	9,947	16,274	(14,599)	(6,041)	(871)
Materials and Fuel Inventory	(4,239)	(3,182)	666	16,145	(38,384)
Accounts Payable	(12,046)	(3,425)	10,712	334	1,115
Interest Accrued	(2,559)	(3,260)	(377)	4,859	8,055
Taxes Other Than Income Taxes	11,372	9,948	1,625	1,425	905
Current Regulatory Liabilities			8,388	3,331	(3,040)
Other	(2,621)	(1,809)	(27,172)	18,989	8,023
Net Cash Flows - Operating Activities	67,488	65,314	313,663	346,191	267,919
Cash Flows from Investing Activities
Capital Expenditures	(99,291)	(72,570)	(323,524)	(252,848)	(252,782)
Purchase of Gila River Unit 3			(163,938)	0	0
Purchase of Springerville Unit 1 Lease Assets	(45,753)	0	(19,608)	0	0
Purchase of Intangibles-Renewable Energy Credits	(6,325)	(5,431)	(28,334)	(23,280)	(8,889)
Return of Investments in Springerville Lease Debt			0	9,104	19,278
CIAC	959	5,746	15,903	3,959	9,982
Other, net	0	1,664	1,863	3,403	4,530
Net Cash Flows-Investing Activities	(150,410)	(70,591)	(517,638)	(259,662)	(227,881)
Cash Flows from Financing Activities
Proceeds from Borrowings Under Revolving Credit Facilities	15,000	105,000	275,000	78,000	189,000
Repayments of Borrowings Under Revolving Credit Facilities	(100,000)	(105,000)	(190,000)	(78,000)	(199,000)
Proceeds from Borrowings Under Term Loan	130,000	0
Repayments of Borrowings Under Term Loan	(130,000)	0
Proceeds from Issuance of Long-Term Debt	299,019	149,168	149,168	0	149,513
Payments of Capital Lease Obligations	(8,394)	(79,737)	(165,145)	(99,621)	(89,452)
Dividends Paid to UNS Energy			(40,000)	(40,000)	(30,000)
Repayments of Long-Term Debt	(130,000)	0	0	0	(6,535)
Payment of Debt Issue/Retirement Costs	(2,372)	(1,471)	(1,856)	(1,865)	(3,547)
Equity Investment from UNS Energy			225,000	0	0
Other, net	847	3	643	549	2,008
Net Cash Flows-Financing Activities	74,100	67,963	252,810	(140,937)	11,987
Net Increase (Decrease) in Cash and Cash Equivalents	(8,822)	62,686	48,835	(54,408)	52,025
Cash and Cash Equivalents, Beginning of Year	74,170	25,335	25,335	79,743	27,718
Cash and Cash Equivalents, End of Period	$ 65,348	$ 88,021	$ 74,170	$ 25,335	$ 79,743